SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

On January 19, 2021, the Company entered into a $5,000,000 revolving line of credit with a bank. The revolving line of credit bears interest at a rate equal to the Wall Street Journal Prime Rate plus 0.50%, subject to a floor of 4.00%. The revolving line of credit is secured by the Company’s accounts receivable and inventory. The line of credit is subject to an unused fee of 0.25% paid once annually.

On January 19, 2021, the Company entered into a $1,500,000 line of credit with a bank. The line of credit bears interest at a rate equal to the Wall Street Journal Prime Rate plus 0.50%, subject to a floor of 4.00%. The line of credit is secured by the Company’s equipment. The line of credit is subject to an unused fee of 0.25% paid once annually.

On February 10, 2021, the Company received approval from the Small Business Administration (“SBA”) for $190,300 of PPP loan forgiveness.